Common Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Share repurchases

The following table summarizes the number of Common and Series A Common Shares issued and repurchased.

	Common Shares	Series A Common Shares	Common Treasury Shares
(Shares in millions)
Balance at December 31, 2014	126	7	25
Dividend reinvestment, incentive and compensation plans	–	–	(1)
Balance at December 31, 2015	126	7	24
Dividend reinvestment, incentive and compensation plans	–	–	(1)
Balance at December 31, 2016	126	7	23
Dividend reinvestment, incentive and compensation plans	–	–	(1)
Balance at December 31, 2017	126	7	22